Supplemental Condensed Combining Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Net revenue	$ 16,737,582,000	$ 15,831,613,000	$ 14,609,727,000
Cost of revenues	11,406,419,000	10,835,767,000	9,871,330,000
Gross profit	5,331,163,000	4,995,846,000	4,738,397,000
Operating expenses:
Research and development	140,302,000	122,114,000	125,805,000
Operating income	2,326,732,000	2,254,533,000	2,256,196,000
Other (income) expense:
Income before income taxes	1,935,272,000	1,843,406,000	1,847,635,000
Income tax expense	622,123,000	583,598,000	592,012,000
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Less: Net income attributable to noncontrolling interests	283,704,000	214,542,000	145,733,000
Income attributable to the Company	1,029,445,000	1,045,266,000	1,109,890,000
Current assets:
Cash and cash equivalents	549,500,000	633,855,000	682,777,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,285,196,000	3,203,655,000
Accounts receivable from related parties	218,285,000	193,225,000
Inventories	1,340,751,000	1,115,554,000
Prepaid expenses and other current assets	1,374,715,000	1,326,569,000
Deferred tax asset, current	216,127,000	245,354,000
Total current assets	6,984,574,000	6,718,212,000
Property, plant and equipment, net	3,425,574,000	3,290,180,000
Intangible assets	830,489,000	869,411,000
Goodwill	13,032,750,000	13,082,180,000	11,658,187,000
Deferred tax asset, non-current	140,938,000	141,052,000
Total assets	25,533,486,000	25,380,981,000
Current liabilities:
Accounts payable	627,828,000	573,184,000
Accounts payable to related parties	153,023,000	140,731,000
Accrued expenses and other current liabilities	2,503,137,000	2,197,245,000
Short-term borrowings and other financial liabilities	109,252,000	132,693,000
Short Term Borrowings Due To Related Parties Current	19,052,000	5,357,000
Current portion of long-term debt and capital lease obligations	664,335,000	313,607,000
Income tax payable, current	72,819,000	79,687,000
Deferred tax liability, current	36,399,000	34,787,000
Total current liabilities	4,185,845,000	3,477,291,000
Total long-term debt less current maturities	7,853,487,000	9,014,157,000
Other liabilities	465,625,000	411,976,000
Pension liabilities	585,328,000	642,318,000
Income tax payable, non-current	162,500,000	177,601,000
Deferred tax liability, non-current	756,333,000	804,609,000
Total liabilities	14,009,118,000	14,527,952,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000	648,251,000
Company shareholders' equity	9,887,142,000	9,443,313,000
Noncontrolling interests not subject to put provisions	608,858,000	585,058,000
Total equity	10,496,000,000	10,028,371,000
Total liabilities and equity	25,533,486,000	25,380,981,000
Consolidated Statements of Comprehensive Income
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Defined Benefit Plan Actuarial Gain Loss	(56,840,000)	234,199,000
Total comprehensive income	1,059,636,000	716,566,000	1,195,105,000
Comprehensive income attributable to noncontrolling interests	(278,743,000)	(208,456,000)	(143,689,000)
Comprehensive income attributable to the Company	780,893,000	508,110,000	1,051,416,000
FMC US Finance [Member]
Other (income) expense:
Interest, net	6,993,000	6,930,000	6,871,000
Other, net		0	0
Income before income taxes	6,993,000	6,930,000	6,871,000
Income tax expense	2,584,000	2,524,000	2,494,000
Net Income	4,409,000	4,406,000	4,377,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	4,409,000	4,406,000	4,377,000
Current assets:
Cash and cash equivalents	2,000	1,000	0
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013		0
Accounts receivable from related parties	1,266,557,000	1,266,916,000
Inventories	0	0
Prepaid expenses and other current assets	0	0
Deferred tax asset, current	0	0
Total current assets	1,266,559,000	1,266,917,000
Property, plant and equipment, net		0
Intangible assets		0
Goodwill		0
Deferred tax asset, non-current		0
Other assets		0
Total assets	1,266,559,000	1,266,917,000
Current liabilities:
Accounts payable		0
Accounts payable to related parties		0
Accrued expenses and other current liabilities	29,771,000	29,771,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations		0
Income tax payable, current		0
Deferred tax liability, current		0
Total current liabilities	29,771,000	29,771,000
Total long-term debt less current maturities	1,157,603,000	1,162,534,000
Long term borrowings from related parties		0
Other liabilities		0
Pension liabilities		0
Income tax payable, non-current	801,000	637,000
Deferred tax liability, non-current		0
Total liabilities	1,188,175,000	1,192,942,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	78,384,000	73,975,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	78,384,000	73,975,000
Total liabilities and equity	1,266,559,000	1,266,917,000
Consolidated Statements of Comprehensive Income
Net Income	4,409,000	4,406,000	4,377,000
Total comprehensive income	4,409,000	4,406,000	4,377,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	4,409,000	4,406,000	4,377,000
Total Company [Member]
Operating expenses:
Selling, general and administrative	183,650,000	234,170,000	184,054,000
Research and development	0	0	0
Operating income	(183,650,000)	(234,170,000)	(184,054,000)
Other (income) expense:
Interest, net	(200,596,000)	(238,554,000)	(210,759,000)
Other, net	1,437,029,000	1,555,399,000	1,545,184,000
Income before income taxes	1,052,783,000	1,082,675,000	1,150,371,000
Income tax expense	23,338,000	37,409,000	40,481,000
Net Income	1,029,445,000	1,045,266,000	1,109,890,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	1,029,445,000	1,045,266,000	1,109,890,000
Consolidated Statements of Comprehensive Income
Net Income	1,029,445,000	1,045,266,000	1,109,890,000
D GmbH [Member]
Consolidated Statements of Income
Net revenue	1,870,515,000	2,211,756,000	2,084,014,000
Cost of revenues	1,192,256,000	1,395,295,000	1,356,114,000
Gross profit	678,259,000	816,461,000	727,900,000
Operating expenses:
Selling, general and administrative	255,184,000	198,789,000	284,589,000
Research and development	75,661,000	74,338,000	72,638,000
Operating income	347,414,000	543,334,000	370,673,000
Other (income) expense:
Interest, net	3,706,000	5,029,000	(5,922,000)
Other, net	(208,835,000)	(382,870,000)	(259,165,000)
Income before income taxes	142,285,000	165,493,000	105,586,000
Income tax expense	120,728,000	150,268,000	108,837,000
Net Income	21,557,000	15,225,000	(3,251,000)
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	21,557,000	15,225,000	(3,251,000)
Current assets:
Cash and cash equivalents	5,055,000	5,722,000	4,490,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	144,105,000	165,090,000
Accounts receivable from related parties	682,359,000	840,302,000
Inventories	233,012,000	231,127,000
Prepaid expenses and other current assets	60,024,000	43,387,000
Deferred tax asset, current	0	0
Total current assets	1,124,555,000	1,285,628,000
Property, plant and equipment, net	267,926,000	260,662,000
Intangible assets	51,593,000	64,679,000
Goodwill	49,599,000	55,312,000
Deferred tax asset, non-current	37,920,000	38,291,000
Other assets	43,452,000	45,297,000
Total assets	1,575,045,000	1,749,869,000
Current liabilities:
Accounts payable	22,914,000	34,798,000
Accounts payable to related parties	497,410,000	587,677,000
Accrued expenses and other current liabilities	118,047,000	141,392,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations		0
Income tax payable, current		0
Deferred tax liability, current	10,294,000	7,992,000
Total current liabilities	648,665,000	771,859,000
Total long-term debt less current maturities		0
Long term borrowings from related parties		0
Other liabilities	1,612,000	1,615,000
Pension liabilities	315,171,000	324,156,000
Income tax payable, non-current		0
Deferred tax liability, non-current		0
Total liabilities	965,448,000	1,097,630,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	609,597,000	652,239,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	609,597,000	652,239,000
Total liabilities and equity	1,575,045,000	1,749,869,000
Consolidated Statements of Comprehensive Income
Net Income	21,557,000	15,225,000	(3,251,000)
Defined Benefit Plan Actuarial Gain Loss	53,574,000	(85,460,000)	(15,150,000)
gain loss foreign currency translation	(63,961,000)	(85,635,000)	32,934,000
Income Tax Expense Benefit Components Other Comprehensive Income	(15,869,000)	25,288,000	(4,418,000)
other comprehensive income net of tax	(26,256,000)	(145,807,000)	13,366,000
Total comprehensive income	(4,699,000)	(130,582,000)	10,115,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	(4,699,000)	(130,582,000)	10,115,000
FMCH [Member]
Operating expenses:
Selling, general and administrative	190,544,000	147,203,000	(48,563,000)
Research and development	0	0	0
Operating income	(190,544,000)	(147,203,000)	48,563,000
Other (income) expense:
Interest, net	(227,381,000)	(198,726,000)	(176,643,000)
Other, net	844,301,000	771,567,000	816,954,000
Income before income taxes	426,376,000	425,638,000	688,874,000
Income tax expense	(164,871,000)	(136,469,000)	(50,528,000)
Net Income	591,247,000	562,107,000	739,402,000
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	591,247,000	562,107,000	739,402,000
Current assets:
Cash and cash equivalents		0	0
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013		0
Accounts receivable from related parties	2,434,976,000	2,570,654,000
Inventories	0	0
Prepaid expenses and other current assets	983,000	183,000
Deferred tax asset, current	0	0
Total current assets	2,435,959,000	2,570,837,000
Property, plant and equipment, net		0
Intangible assets		0
Goodwill		0
Deferred tax asset, non-current		0
Other assets	13,256,088,000	12,704,373,000
Total assets	15,692,047,000	15,275,210,000
Current liabilities:
Accounts payable		0
Accounts payable to related parties	1,668,390,000	1,662,032,000
Accrued expenses and other current liabilities	15,527,000	9,240,000
Short-term borrowings and other financial liabilities		0
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	200,000,000	200,000,000
Income tax payable, current		0
Deferred tax liability, current		0
Total current liabilities	1,883,917,000	1,871,272,000
Total long-term debt less current maturities	2,113,544,000	2,321,039,000
Long term borrowings from related parties	2,680,741,000	2,833,854,000
Other liabilities	488,142,000	170,149,000
Pension liabilities	0	0
Income tax payable, non-current	0	0
Deferred tax liability, non-current	0	0
Total liabilities	7,166,344,000	7,196,314,000
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock	235,141,000	235,141,000
Company shareholders' equity	8,290,562,000	7,843,755,000
Noncontrolling interests not subject to put provisions	0	0
Total equity	8,290,562,000	7,843,755,000
Total liabilities and equity	15,692,047,000	15,275,210,000
Consolidated Statements of Comprehensive Income
Net Income	591,247,000	562,107,000	739,402,000
Defined Benefit Plan Actuarial Gain Loss	21,765,000	(116,240,000)	83,597,000
gain loss foreign currency translation	0	0
Income Tax Expense Benefit Components Other Comprehensive Income	(8,586,000)	45,857,000	32,979,000
other comprehensive income net of tax	13,179,000	(70,383,000)	116,576,000
Total comprehensive income	604,426,000	491,724,000	855,978,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	604,426,000	491,724,000	855,978,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	17,938,856,000	17,159,641,000	15,825,782,000
Cost of revenues	13,279,090,000	12,929,889,000	11,789,397,000
Gross profit	4,659,766,000	4,229,752,000	4,036,385,000
Operating expenses:
Selling, general and administrative	2,256,333,000	2,046,499,000	2,070,503,000
Research and development	64,641,000	47,776,000	53,336,000
Operating income	2,338,792,000	2,135,477,000	1,912,546,000
Other (income) expense:
Interest, net	25,829,000	14,181,000	(22,108,000)
Other, net	0	0	0
Income before income taxes	2,364,621,000	2,149,658,000	1,890,438,000
Income tax expense	880,073,000	832,919,000	684,151,000
Net Income	1,484,548,000	1,316,739,000	1,206,287,000
Less: Net income attributable to noncontrolling interests	283,704,000	214,542,000	145,733,000
Income attributable to the Company	1,200,844,000	1,102,197,000	1,060,554,000
Current assets:
Cash and cash equivalents	544,443,000	628,015,000	672,206,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,140,355,000	3,037,010,000
Accounts receivable from related parties	4,002,451,000	3,544,817,000
Inventories	1,256,252,000	1,038,591,000
Prepaid expenses and other current assets	1,186,883,000	1,182,301,000
Deferred tax asset, current	251,999,000	290,064,000
Total current assets	10,382,383,000	9,720,798,000
Property, plant and equipment, net	3,260,604,000	3,147,750,000
Intangible assets	777,319,000	799,958,000
Goodwill	12,983,151,000	13,026,868,000
Deferred tax asset, non-current	124,471,000	129,927,000
Other assets	6,372,300,000	6,640,208,000
Total assets	33,900,228,000	33,465,509,000
Current liabilities:
Accounts payable	597,681,000	536,542,000
Accounts payable to related parties	5,386,272,000	10,237,608,000
Accrued expenses and other current liabilities	2,285,939,000	1,982,051,000
Short-term borrowings and other financial liabilities	109,700,000	132,692,000
Short Term Borrowings Due To Related Parties Current		0
Current portion of long-term debt and capital lease obligations	439,107,000	58,216,000
Income tax payable, current	51,921,000	66,024,000
Deferred tax liability, current	64,782,000	47,555,000
Total current liabilities	8,935,402,000	13,060,688,000
Total long-term debt less current maturities	6,657,108,000	7,760,886,000
Long term borrowings from related parties	0	72,505,000
Other liabilities	(176,998,000)	147,015,000
Pension liabilities	284,589,000	296,531,000
Income tax payable, non-current	22,060,000	48,370,000
Deferred tax liability, non-current	784,292,000	831,050,000
Total liabilities	16,506,453,000	22,217,045,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000
redeemable preferred stock	(235,141,000)	(235,141,000)
Company shareholders' equity	15,991,690,000	10,073,889,000
Noncontrolling interests not subject to put provisions	608,858,000	585,058,000
Total equity	16,600,548,000	10,658,947,000
Total liabilities and equity	33,900,228,000	33,465,509,000
Consolidated Statements of Comprehensive Income
Net Income	1,484,548,000	1,316,739,000	1,206,287,000
Gain Loss Cash Flow Hedges	19,773,000	(20,827,000)	1,512,000
Defined Benefit Plan Actuarial Gain Loss	6,360,000	(8,673,000)	(2,487,000)
gain loss foreign currency translation	(259,870,000)	(375,504,000)	(12,896,000)
Income Tax Expense Benefit Components Other Comprehensive Income	(7,361,000)	8,889,000	(55,844,000)
other comprehensive income net of tax	(241,098,000)	(396,115,000)	(69,715,000)
Total comprehensive income	1,243,450,000	920,624,000	1,136,572,000
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to the Company	1,243,450,000	920,624,000	1,136,572,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(3,071,789,000)	(3,539,784,000)	(3,300,069,000)
Cost of revenues	(3,064,927,000)	(3,489,417,000)	(3,274,181,000)
Gross profit	(6,862,000)	(50,367,000)	(25,888,000)
Operating expenses:
Selling, general and administrative	(21,582,000)	(7,462,000)	(134,187,000)
Research and development	0	0	(169,000)
Operating income	14,720,000	(42,905,000)	108,468,000
Other (income) expense:
Interest, net	(11,000)	13,000
Other, net	(2,072,495,000)	(1,944,096,000)	(2,102,973,000)
Income before income taxes	(2,057,786,000)	(1,986,988,000)	(1,994,505,000)
Income tax expense	(239,729,000)	(303,053,000)	(193,423,000)
Net Income	(1,818,057,000)	(1,683,935,000)	(1,801,082,000)
Less: Net income attributable to noncontrolling interests	0	0	0
Income attributable to the Company	(1,818,057,000)	(1,683,935,000)	(1,801,082,000)
Current assets:
Cash and cash equivalents	(448,000)	0	6,068,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	736,000	1,555,000
Accounts receivable from related parties	(9,153,507,000)	(13,587,595,000)
Inventories	(148,513,000)	(154,164,000)
Prepaid expenses and other current assets	34,923,000	30,350,000
Deferred tax asset, current	(35,872,000)	(44,710,000)
Total current assets	(9,302,681,000)	(13,754,564,000)
Property, plant and equipment, net	(103,551,000)	(118,798,000)
Intangible assets	(76,000)	3,829,000
Goodwill	0	0
Deferred tax asset, non-current	(115,524,000)	(108,721,000)
Other assets	(32,503,146,000)	(27,242,258,000)
Total assets	(42,024,978,000)	(41,220,512,000)
Current liabilities:
Accounts payable		0
Accounts payable to related parties	(7,677,035,000)	(12,386,335,000)
Accrued expenses and other current liabilities	(7,363,000)	(26,576,000)
Short-term borrowings and other financial liabilities	(448,000)	0
Short Term Borrowings Due To Related Parties Current	(1,738,350,000)	(1,407,706,000)
Current portion of long-term debt and capital lease obligations		0
Income tax payable, current		0
Deferred tax liability, current	(41,356,000)	(22,333,000)
Total current liabilities	(9,464,552,000)	(13,842,950,000)
Total long-term debt less current maturities	(2,738,283,000)	(3,056,340,000)
Long term borrowings from related parties	(4,957,341,000)	(5,797,615,000)
Other liabilities	35,425,000	22,374,000
Pension liabilities	(29,774,000)	6,759,000
Income tax payable, non-current	127,739,000	117,559,000
Deferred tax liability, non-current	(27,959,000)	(26,441,000)
Total liabilities	(17,054,745,000)	(22,576,654,000)
Noncontrolling interests subject to put provisions ending		0
redeemable preferred stock		0
Company shareholders' equity	(24,970,233,000)	(18,643,858,000)
Noncontrolling interests not subject to put provisions	0	0
Total equity	(24,970,233,000)	(18,643,858,000)
Total liabilities and equity	(42,024,978,000)	(41,220,512,000)
Consolidated Statements of Comprehensive Income
Net Income	(1,818,057,000)	(1,683,935,000)	(1,801,082,000)
gain loss foreign currency translation	17,124,000	18,943,000	23,851,000
other comprehensive income net of tax	17,124,000	18,943,000	23,851,000
Total comprehensive income	(1,800,933,000)	(1,664,992,000)	(1,777,231,000)
Comprehensive income attributable to noncontrolling interests	(278,743,000)	(208,456,000)	(143,689,000)
Comprehensive income attributable to the Company	(2,079,676,000)	(1,873,448,000)	(1,920,920,000)
Combined Total [Member]
Consolidated Statements of Income
Net revenue	16,737,582,000	15,831,613,000	14,609,727,000
Cost of revenues	11,406,419,000	10,835,767,000	9,871,330,000
Gross profit	5,331,163,000	4,995,846,000	4,738,397,000
Operating expenses:
Selling, general and administrative	2,864,129,000	2,619,199,000	2,356,396,000
Research and development	140,302,000	122,114,000	125,805,000
Operating income	2,326,732,000	2,254,533,000	2,256,196,000
Other (income) expense:
Interest, net	(391,460,000)	(411,127,000)	(408,561,000)
Other, net	0	0	0
Income before income taxes	1,935,272,000	1,843,406,000	1,847,635,000
Income tax expense	622,123,000	583,598,000	592,012,000
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Less: Net income attributable to noncontrolling interests	283,704,000	214,542,000	145,733,000
Income attributable to the Company	1,029,445,000	1,045,266,000	1,109,890,000
Current assets:
Cash and cash equivalents	549,500,000	633,855,000	682,777,000
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,285,196,000	3,203,655,000
Accounts receivable from related parties	218,285,000	193,225,000
Inventories	1,340,751,000	1,115,554,000
Prepaid expenses and other current assets	1,374,715,000	1,326,569,000
Deferred tax asset, current	216,127,000	245,354,000
Total current assets	6,984,574,000	6,718,212,000
Property, plant and equipment, net	3,425,574,000	3,290,180,000
Intangible assets	830,489,000	869,411,000
Goodwill	13,032,750,000	13,082,180,000
Deferred tax asset, non-current	140,938,000	141,052,000
Other assets	1,119,161,000	1,279,946,000
Total assets	25,533,486,000	25,380,981,000
Current liabilities:
Accounts payable	627,828,000	573,184,000
Accounts payable to related parties	153,023,000	140,731,000
Accrued expenses and other current liabilities	2,503,137,000	2,197,245,000
Short-term borrowings and other financial liabilities	109,252,000	132,693,000
Short Term Borrowings Due To Related Parties Current	19,052,000	5,357,000
Current portion of long-term debt and capital lease obligations	664,335,000	313,607,000
Income tax payable, current	72,819,000	79,687,000
Deferred tax liability, current	36,399,000	34,787,000
Total current liabilities	4,185,845,000	3,477,291,000
Total long-term debt less current maturities	7,853,487,000	9,014,157,000
Long term borrowings from related parties	0	0
Other liabilities	465,625,000	411,976,000
Pension liabilities	585,328,000	642,318,000
Income tax payable, non-current	162,500,000	177,601,000
Deferred tax liability, non-current	756,333,000	804,609,000
Total liabilities	14,009,118,000	14,527,952,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000
redeemable preferred stock	0	0
Company shareholders' equity	9,887,142,000	9,443,313,000
Noncontrolling interests not subject to put provisions	608,858,000	585,058,000
Total equity	10,496,000,000	10,028,371,000
Total liabilities and equity	25,533,486,000	25,380,981,000
Consolidated Statements of Comprehensive Income
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Gain Loss Cash Flow Hedges	60,131,000	25,547,000	22,532,000
Defined Benefit Plan Actuarial Gain Loss	83,927,000	(215,161,000)	64,989,000
gain loss foreign currency translation	(353,504,000)	(421,789,000)	(114,439,000)
Income Tax Expense Benefit Components Other Comprehensive Income	(44,067,000)	68,161,000	(33,600,000)
other comprehensive income net of tax	(253,513,000)	(543,242,000)	(60,518,000)
Total comprehensive income	1,059,636,000	716,566,000	1,195,105,000
Comprehensive income attributable to noncontrolling interests	(278,743,000)	(208,456,000)	(143,689,000)
Comprehensive income attributable to the Company	$ 780,893,000	$ 508,110,000	$ 1,051,416,000